Consolidated Statements of Changes of Shareholders’ (Deficit) Equity		Ordinary shares Class A HKD ($) shares		Ordinary shares Class A USD ($) shares		Ordinary shares Class B HKD ($) shares		Ordinary shares Class B USD ($) shares		Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Accumulated other comprehensive income HKD ($)	Accumulated other comprehensive income USD ($)	Accumulated losses HKD ($)	Accumulated losses USD ($)	Class A shares [2]	Class B shares [2]	HKD ($)	USD ($)
BALANCE (in Dollars)		$ 7,312				$ 1,463				$ 91,225		$ 1,970,738		$ (62,746,334)				$ (60,675,596)
BALANCE (in Shares) | shares	[1]	3,000,018		3,000,018		600,000		600,000
BALANCE at Dec. 31, 2022		$ 7,312				$ 1,463				91,225		1,970,738		(62,746,334)				(60,675,596)
BALANCE (in Shares) at Dec. 31, 2022 | shares	[1]	3,000,018		3,000,018		600,000		600,000
Net income														4,414,733				4,414,733
Forgiveness of related party balance										55,000,000								55,000,000
Foreign currency translation												(1,125,947)						(1,125,947)
BALANCE at Dec. 31, 2023		$ 7,312				$ 1,463				55,091,225		844,791		(58,331,601)				(2,386,810)
BALANCE (in Shares) at Dec. 31, 2023 | shares	[1]	3,000,018		3,000,018		600,000		600,000
BALANCE (in Dollars)		$ 7,312				$ 1,463				55,091,225		844,791		(58,331,601)				(2,386,810)
BALANCE (in Shares) | shares	[1]	3,000,018		3,000,018		600,000		600,000
Net income														8,063,331				8,063,331
Proceeds from initial public offering		$ 1,131								50,994,645								50,995,776
Proceeds from initial public offering (in Shares) | shares	[1]	464,000		464,000
Foreign currency translation												154,174						154,174
BALANCE at Dec. 31, 2024		$ 8,443				$ 1,463				106,085,870		998,965		(50,268,270)				56,826,471
BALANCE (in Shares) at Dec. 31, 2024 | shares		3,464,018	[1]	3,464,018	[1]	600,000	[1]	600,000	[1]							3,464,018	600,000
BALANCE (in Dollars)		$ 8,443				$ 1,463				106,085,870		998,965		(50,268,270)				56,826,471
BALANCE (in Shares) | shares		3,464,018	[1]	3,464,018	[1]	600,000	[1]	600,000	[1]							3,464,018	600,000
Net income														331,679				331,679	$ 42,615
Foreign currency translation												(558,746)						(558,746)	(71,789)
BALANCE at Dec. 31, 2025		$ 8,443		$ 1,085		$ 1,463		$ 188		106,085,870	$ 13,629,935	440,219	$ 56,559	(49,936,591)	$ (6,415,863)			56,599,404	7,271,904
BALANCE (in Shares) at Dec. 31, 2025 | shares		3,464,018	[1]	3,464,018	[1]	600,000	[1]	600,000	[1]							3,464,018	600,000
BALANCE (in Dollars)		$ 8,443		$ 1,085		$ 1,463		$ 188		$ 106,085,870	$ 13,629,935	$ 440,219	$ 56,559	$ (49,936,591)	$ (6,415,863)			$ 56,599,404	$ 7,271,904
BALANCE (in Shares) | shares		3,464,018	[1]	3,464,018	[1]	600,000	[1]	600,000	[1]							3,464,018	600,000

[1]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.
[2]	Giving retroactive effect to (i) a share re-classification to 780,000,000 Class A ordinary shares and 20,000,000 Class B ordinary shares on March 3, 2025 and (ii) share consolidation of 5 to 1 on June 16, 2025.